Long-Term Debt and Capital Lease Obligations - Fair Market Value Due to Variable Interest Rates Based on Current Rates (Details) - BCP QUALTEK HOLDCO, LLC - USD ($)	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquisition debt	$ 34,718,000	$ 10,575,000
Capital lease obligations	25,620,000	23,069,000
Less: amounts representing interest		(2,682,000)	$ (1,327,000)
Less: unamortized financing fees		(13,854,000)	(16,830,000)
Debt and capital lease obligations	565,049,000	440,672,000	410,965,000
Less: current portion of long-term debt	(110,395,000)	(20,139,000)	(9,564,000)
Less: current portion of capital lease obligations, net of capital lease interest	(9,150,000)	(7,110,000)	(3,902,000)
Non current portion of long-term debt and capital lease obligations	445,504,000	413,423,000	397,499,000
Line of credit
Debt, Carrying amount	96,242,000	59,837,000	46,554,000
Term loan
Debt, Carrying amount	$ 353,872,000	$ 361,045,000	$ 370,609,000